Net gain or loss on financial instruments at fair value through profit or loss mandatorily measured at fair value (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of gains (losses) on financial instruments at fair value through profit or loss [Abstract]
Gains or losses related to financial instruments at FVTPL
(1)	Details of gains or losses related to net gain or loss on financial instruments at FVTPL are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2018	2019	2020
Gain on financial instruments at fair value through profit or loss measured at fair value	196,959	58,692	422,374
Gain (loss) on financial instruments at fair value through profit or loss designated as upon initial recognition	17,484	(33,237)	(665)

Total	214,443	25,455	421,709

Gains or losses on financial instruments at fair value through profit or loss and financial instruments held for trading

(2) Details of net gain or loss on financial instruments at fair value through profit or loss measured at fair value and financial instruments held for trading are as follows (Unit: Korean Won in millions):

			For the years ended December 31
			2018	2019	2020
Financial assets at FVTPL	Securities	Gain on transactions and valuation	182,342	186,394	142,551
		Loss on transactions and valuation	(52,227)	(80,306)	(122,506)

		Sub-total	130,115	106,088	20,045

	Loans	Gain on transactions and valuation	5,742	1,556	15,299
		Loss on transactions and valuation	(4,922)	(21)	(8,087)

		Sub-total	820	1,535	7,212

	Other financial assets	Gain on transactions and valuation	2,580	3,963	10,902
		Loss on transactions and valuation	(2,366)	(3,570)	(10,257)

		Sub-total	214	393	645

	Sub-total		131,149	108,016	27,902

Derivatives (Held for trading)	Interest rate derivatives	Gain on transactions and valuation	1,255,581	1,507,254	1,727,585
		Loss on transactions and valuation	(1,303,244)	(1,615,833)	(1,998,824)

		Sub-total	(47,663)	(108,579)	(271,239)

	Currency derivatives	Gain on transactions and valuation	4,935,922	6,872,513	12,562,354
		Loss on transactions and valuation	(4,822,915)	(6,855,447)	(11,906,353)

		Sub-total	113,007	17,066	656,001

	Equity derivatives	Gain on transactions and valuation	486,560	839,196	1,835,497
		Loss on transactions and valuation	(484,986)	(796,336)	(1,825,372)

		Sub-total	1,574	42,860	10,125

	Other derivatives	Gain on transactions and valuation	4,138	695	—
		Loss on transactions and valuation	(5,246)	(1,366)	(415)

		Sub-total	(1,108)	(671)	(415)

	Sub-total		65,810	(49,324)	394,472

	Total		196,959	58,692	422,374

Gains or losses on financial instruments at fair value through profit or loss designated as upon initial recognition
(3)	Details of net gain (loss) on financial instruments at fair value through profit or loss designated as upon initial recognition are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2018	2019	2020
Gain (loss) on equity-linked securities	15,887	(33,237)	(665)
Gain on other financial instruments	1,597	—	—

Total	17,484	(33,237)	(665)